RISK MANAGEMENT - Modified Financial Assets - Commitments in unused lines of credit (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 30,925,681	$ 27,223,238
Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	3,446,601	3,495,921
Unused letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	1,186,691	1,177,697
Unused limits of overdrafts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	306,740	75,225
Unused credit card limits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	20,816,061	18,025,620
Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 5,169,588	$ 4,448,775